Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from financing activities
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ 8,138	$ (11,706)	$ 69,508
Cash and cash equivalents at beginning of the year	170,802	177,154	123,358
Effect of exchange rates on cash and cash equivalents	(1,393)	(2,300)	(12,136)
Cash and cash equivalents at end of the year	177,329	170,802	177,154
Xunlei Limited
Cash flows from operating activities
Other operating activities with external parties	1,143	(391)	(948)
Net cash used in operating activities	1,143	(391)	(948)
Cash flows from investing activities
Loan to a related party	(7,081)	(188)	(3,450)
Repayment of loans from group companies	23
Other investing activities with external parties	15,464	2,031	11,134
Net cash (used in)/generated from investing activities	8,406	1,843	7,684
Cash flows from financing activities
Loans from group companies		3,150
Repayment of loans due to a related party arising from a business combination	(500)
Other financing activities with external parties	(7,693)	(4,687)	(6,747)
Net cash used in financing activities	(8,193)	(1,537)	(6,747)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,356	(85)	(11)
Cash and cash equivalents at beginning of the year	31,919	32,004	32,015
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of the year	$ 33,275	$ 31,919	$ 32,004